Summary Prospectus	March 1, 2015

Share class (Symbol): A (SINAX), A2 (LIVVX), C (SINOX), FI (—), R (LCBVX), I (SAIFX), IS (LMLSX), 1 (LCLIX)

CLEARBRIDGE

LARGE CAP VALUE FUND

Before you invest, you may want to review the fund’s Prospectus, which contains more information about the fund and its risks. You can find the fund’s Prospectus and other information about the fund, including the fund’s statement of additional information and shareholder reports, online at http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund). You can also get this information at no cost by calling the fund at 1-877-721-1926 or by sending an e-mail request to prospectus@leggmason.com, or from your financial intermediary. The fund’s Prospectus, dated March 1, 2015 and as may be amended or further supplemented, the fund’s statement of additional information, dated March 1, 2015 and as may be amended or further supplemented, and the independent registered public accounting firm’s report and financial statements in the fund’s annual report to shareholders, dated October 31, 2014, are incorporated by reference into this Summary Prospectus.

Investment objective

The fund seeks long-term growth of capital as its primary investment objective. Current income is a secondary objective.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in the fund’s Prospectus on page 16 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 72 under the heading “Sales Charge Waivers and Reductions.”

Class 1 shares of the fund are not available for purchases or incoming exchanges.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Shareholder fees
(fees paid directly from your investment)
	Class A	Class A2	Class C	Class FI	Class R	Class I	Class IS	Class 1
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75	5.75	None	None	None	None	None	N/A
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[1]	None[2]	None[2]	1.00	None	None	None	None	N/A
Small account fee[3]	$15	$15	$15	None	None	None	None	$15

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class A2	Class C	Class FI	Class R	Class I	Class IS	Class 1
Management fees	0.51	0.51	0.51	0.51	0.51	0.51	0.51	0.51
Distribution and/or service (12b-1) fees	0.25	0.25	1.00	0.25	0.50	None	None	None
Other expenses	0.17	0.39	0.23	0.24[4]	0.22	0.09	0.16	0.27
Total annual fund operating expenses	0.93	1.15	1.74	1.00	1.23	0.60	0.67	0.78
Fees waived and/or expenses reimbursed	N/A	—[5]	N/A	—[5]	—[5]	—[5]	(0.07)[5]	—[5]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.93	1.15	1.74	1.00	1.23	0.60	0.60	0.78

[1]	Maximum deferred sales charge (load) may be reduced over time.
[2]	You may buy Class A or Class A2 shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
[3]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.
[4]	“Other expenses” for Class FI shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[5]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.42% for Class A2 shares, 1.20 for Class FI shares, 1.45% for Class R shares and 0.90% for Class I shares, subject to recapture as described below. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares, subject to recapture as described below. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. Effective March 1, 2015, total annual fund operating expenses for Class 1 shares will not exceed total annual fund operating expenses for Class A2 shares, subject to recapture as described below. This expense limitation arrangement cannot be terminated prior to December 31, 2016, without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limits described above.

2	ClearBridge Large Cap Value Fund

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

—	You invest $10,000 in the fund for the time periods indicated
—	Your investment has a 5% return each year and the fund’s operating expenses remain the same
—	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	664	854	1,060	1,652
Class A2 (with or without redemption at end of period)	685	919	1,171	1,891
Class C (with redemption at end of period)	277	549	945	2,053
Class C (without redemption at end of period)	177	549	945	2,053
Class FI (with or without redemption at end of period)	102	318	552	1,224
Class R (with or without redemption at end of period)	125	390	675	1,487
Class I (with or without redemption at end of period)	61	192	335	750
Class IS (with or without redemption at end of period)	61	207	366	827
Class 1 (with or without redemption at end of period)	80	250	434	967

Portfolio turnover. The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the fund invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities, or other investments with similar economic characteristics, of companies with large market capitalizations.

Principal risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The fund may take temporary defensive positions; in such a case, the fund will not be pursuing its principal investment strategies. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline.

ClearBridge Large Cap Value Fund	3

Recent market events risk. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as result in higher interest rates, increase market volatility and reduce the value and liquidity of certain securities.

This environment could make identifying investment risks and opportunities especially difficult for the subadviser, and whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, the fund’s value may not rise as much as the value of funds that invest in companies with smaller market capitalizations.

Liquidity risk. Some assets held by the fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the attractiveness or value of, or market trends affecting a particular security, industry, sector or region, or about market movements is incorrect.

Value investing risk. The value approach to investing involves the risk that stocks may remain undervalued. Value stocks may underperform the overall equity market while the market concentrates on growth stocks. Although the fund will not concentrate its investments in any one industry or industry group, it may, like many value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

These risks are discussed in more detail in the fund’s Prospectus or in the SAI.

4	ClearBridge Large Cap Value Fund

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class I shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. The fund also compares the its performance to the S&P 500 Index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information, including its current net asset value, available at the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Best Quarter (06/30/2009): 16.08    Worst Quarter (12/31/2008): (19.93)

ClearBridge Large Cap Value Fund	5

Average annual total returns (%)
(for periods ended December 31, 2014)
Class I	1 year	5 years	10 years	Since inception	Inception date
Return before taxes	11.79	14.61	7.55
Return after taxes on distributions	10.92	13.81	6.46
Return after taxes on distributions and sale of fund shares	6.65	11.34	5.70
Other Classes (Return before taxes only)
Class A	5.05	12.93	6.60
Class A2	4.81	N/A	N/A	11.93	08/16/2013
Class C	9.51	13.41	6.40
Class R	11.06	N/A	N/A	13.22	12/19/2013
Class IS	11.82	N/A	N/A	16.74	10/16/2013
Class 1	11.63	N/A	N/A	17.28	08/16/2013
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)[1]	13.45	15.42	7.30
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[2]	13.69	15.45	7.67

[1]	For Class A2, Class R, Class IS and Class 1 shares, each for the period from the class’ inception date to December 31, 2014, the average annual total return of the Russell 1000 Value Index was 17.96%, 15.24%, 17.39% and 17.96%, respectively.
[2]	For Class A2, Class R, Class IS and Class 1 shares, each for the period from the class’ inception date to December 31, 2014, the average annual total return of the S&P 500 Index was 19.58%, 15.64%, 18.37% and 19.58%, respectively.

Prior to March 1, 2010, the fund invested primarily in common stocks of established U.S. companies under the name “Legg Mason ClearBridge Investors Value Fund.”

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I.

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: ClearBridge Investments, LLC (“ClearBridge”)

Portfolio managers: Dmitry Khaykin and Robert Feitler, Jr. Mr. Khaykin (a Managing Director and Portfolio Manager of ClearBridge) and Mr. Feitler (a Managing Director and Portfolio Manager of ClearBridge) have been portfolio managers of the fund since June 2007 and August 2004, respectively.

Purchase and sale of fund shares

You may purchase, redeem or exchange shares of the fund each day the New York Stock Exchange is open, at the fund’s net asset value determined after receipt of your request in good order, subject to any applicable sales charge.

6	ClearBridge Large Cap Value Fund

The fund’s initial and subsequent investment minimums generally are set forth in the accompanying table:

Investment minimum initial/additional investment ($)
	Class A	Class A2**	Class C	Class FI	Class R	Class I	Class IS	Class 1[1]
General	1,000/50	1,000/50	1,000/50	N/A	N/A	1 million/None*	N/A	N/A
Uniform Gifts or Transfers to Minor Accounts	1,000/50	1,000/50	1,000/50	N/A	N/A	1 million/None*	N/A	N/A
IRAs	250/50	250/50	250/50	N/A	N/A	1 million/None*	N/A	N/A
SIMPLE IRAs	None/None	None/None	None/None	N/A	N/A	1 million/None*	N/A	N/A
Systematic Investment Plans	50/50	50/50	50/50	N/A	N/A	1 million/None*	N/A	N/A
Clients of Eligible Financial Intermediaries	None/None	None/None	N/A	None/None	None/None	None/None	N/A	N/A
Eligible Investment Programs	None/None	None/None	N/A	None/None	None/None	None/None	N/A	N/A
Retirement Plans with omnibus accounts held on the books of the fund and certain rollover IRAs	None/None	None/None	None/None	None/None	None/None	None/None	None/None	N/A
Other Retirement Plans	None/None	None/None	None/None	N/A	N/A	1 million/None*	N/A	N/A
Institutional Investors	1,000/50	1,000/50	1,000/50	N/A	N/A	1 million/None	1 million/None	N/A

*	Available to investors investing directly with the fund.
**	Available to investors investing through a financial intermediary with a direct transfer agent relationship with the fund.
[1]	Class 1 shares are not available for purchases or incoming exchanges.

Your financial intermediary may impose different investment minimums.

For more information about how to purchase, redeem or exchange shares, and to learn which classes of shares are available to you, you should contact your financial intermediary, or, if you hold your shares or plan to purchase shares through the fund, you should contact the fund by phone at 1-877-721-1926, by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail at Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581.

Tax information

The fund’s distributions are generally taxable as ordinary income or capital gain.

ClearBridge Large Cap Value Fund	7

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares, shareholder services and other purposes. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

FD03542SP 03/15